Consolidated Statements of Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Premium income
Gross premiums	CAD 36,361	CAD 36,659
Premiums ceded to reinsurers	(8,151)	(9,027)
Net premiums	28,210	27,632
Investment income (note 4)
Investment income	13,649	13,390
Realized and unrealized gains on assets supporting insurance and investment contract liabilities and on the macro hedge program	5,718	1,134
Net investment income	19,367	14,524
Other revenue	10,746	11,181
Total revenue	58,323	53,337
Contract benefits and expenses To contract holders and beneficiaries
Gross claims and benefits (note 8)	24,994	25,059
Change in insurance contract liabilities	20,023	18,014
Change in investment contract liabilities	173
Benefits and expenses ceded to reinsurers	(8,158)	(8,097)
Change in reinsurance assets (note 8)	2,269	(842)
Net benefits and claims	39,301	34,134
General expenses	7,233	6,995
Investment expenses (note 4)	1,673	1,646
Commissions	6,116	5,818
Interest expense	1,139	1,013
Net premium taxes	360	402
Total contract benefits and expenses	55,822	50,008
Income before income taxes	2,501	3,329
Income tax (expense) recovery	(239)	(196)
Net income	2,262	3,133
Net income (loss) attributed to:
Non-controlling interests	194	143
Participating policyholders	(36)	61
Shareholders	2,104	2,929
Net income	2,262	3,133
Net income attributed to shareholders	2,104	2,929
Preferred share dividends	(159)	(133)
Common shareholders' net income	CAD 1,945	CAD 2,796
Earnings per share
Basic earnings per common share (note 13)	CAD 0.98	CAD 1.42
Diluted earnings per common share (note 13)	0.98	1.41
Dividends per common share	CAD 0.82	CAD 0.74